Goodwill And Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Goodwill [Roll Forward]
Balance as of January, Beginning balance	$ 8,395	$ 8,571	$ 5,538	$ 5,509
Acquisition of Apex in June			2,449
Adjustment to Apex goodwill			37
Tax adjustment to Apex goodwill			(9)
Acquisition of Illume in July			444
Effect of currency translation on Apex	(80)	(176)	112
Balance as of December, Ending balance	$ 8,315	$ 8,395	$ 8,571	$ 5,509